Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits

Defined Contribution Plans

The Company sponsors voluntary 401(k) savings plans that cover all employees who meet plan eligibility requirements. The Company makes matching contributions consistent with the provisions of the plans.

At the participant’s option, account balances, including the Company’s matching contribution, can be transferred without restriction among various investment options, including the Company’s common stock fund under one of the defined contribution plans. The Company also maintains a nonqualified, unfunded deferred compensation plan for certain key employees. This plan provides participants the opportunity to defer portions of their eligible compensation and receive matching contributions equivalent to what they could have received under the CVS Health 401(k) Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company’s contributions under the above defined contribution plans were $295 million, $251 million and $238 million in 2016, 2015 and 2014, respectively.

Defined Benefit Pension Plans

As of December 31, 2016 and 2015, the Company sponsored seven defined benefit pension plans. Two of the plans are tax-qualified plans that are funded based on actuarial calculations and applicable federal laws and regulations. The other five plans are unfunded nonqualified supplemental retirement plans. As of December 31, 2014, the Company sponsored nine defined benefit pension plans. Four of the plans were tax-qualified plans and the other five plans were unfunded nonqualified supplemental retirement plans. Most of the plans were frozen in prior periods.

On September 30, 2015, the Company’s Board of Directors approved a resolution to merge the four tax-qualified defined benefit plans that existed in 2014 and terminate the resulting merged plan. The merger was effective September 30, 2015 and the merged plan termination was effective December 31, 2015. The settlement of the terminated plan is expected to occur around the third quarter of 2017. The pension liability for the terminated plan will be settled in either lump sum payments or purchased annuities. Since the amount of the settlement depends on a number of factors determined as of the liquidation date, including the annuity pricing interest rate environment, lump sum election rates, and asset experience, the Company is currently unable to determine the ultimate cost of the settlement. However, based on current market rates the one-time settlement charge at final liquidation is estimated to be in the range of approximately $175 million to $225 million.

The following tables outline the change in benefit obligations and plan assets over the comparable periods:

In millions	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$844	$796
Acquisition	—	8
Interest cost	27	31
Actuarial loss	13	45
Benefit payments	(37)	(36)
Settlements	(3)	—
Benefit obligation at end of year	$844	$844

In millions	2016	2015
Change in plan assets:
Fair value of plan assets at the beginning of the year	$613	$635
Acquisitions	—	5
Actual return on plan assets	26	(13)
Employer contributions	25	22
Benefit payments	(37)	(36)
Settlements	(3)	—
Fair value of plan assets at the end of the year	624	613

Funded status	$(220)	$(231)

The components of net periodic benefit costs for the years ended December 31 are shown below:

In millions	2016	2015	2014
Components of net periodic benefit cost:
Interest cost	$27	$31	$32
Expected return on plan assets	(32)	(33)	(31)
Amortization of net loss	32	21	16
Settlement loss	—	—	3
Service cost	—	—	1
Net periodic pension cost	$27	$19	$21

Pension Plan Assumptions

The Company uses a series of actuarial assumptions to determine the benefit obligations and the net benefit costs. The discount rate is determined by examining the current yields observed on the measurement date of fixed-interest, high quality investments expected to be available during the period to maturity of the related benefits on a plan by plan basis. The discount rate for the merged qualified plan that has been terminated is determined by examining the current assumed lump sum and annuity purchase rates. The expected long-term rate of return on plan assets is determined by using the plan’s target allocation and historical returns for each asset class on a plan by plan basis. Certain of the Company’s pension plans use assumptions on expected compensation increases of plan participants. These increases are determined by an actuarial analysis of the plan participants, their expected compensation increases, and the duration of their earnings period until retirement. Each of these assumptions is reviewed as plan characteristics change and on an annual basis with input from senior pension and financial executives and the Company’s external actuarial consultants.

The discount rate for determining plan benefit obligations was 4.0% in 2016 and 4.25% in 2015 for all plans except the terminated qualified plan. The discount rate for the terminated qualified plan was 3.09% and 3.25% in 2016 and 2015, respectively. The expected long-term rate of return for the plans ranged from 4.0% to 5.5% in 2016 and ranged from 5.75% to 6.75% in 2015. The rate of compensation increases for certain of the plans with active participants ranged from 4.0% to 6.0% in 2016 and 2015.

Return on Plan Assets

The Company's investment strategy is liability management driven. The qualified pension plan asset allocations targets are to hold fixed income investments based upon this strategy. As of December 31, 2016, investment allocations for the two qualified defined benefit plans range from 80% to 100% in fixed income and 0% to 20% in equities. The following tables show the fair value allocation of plan assets by asset category as of December 31, 2016 and 2015.

In millions	Fair value of plan assets at December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$8	$—	$—	$8
Fixed income funds	3	580	—	583
Equity mutual funds	33	—	—	33
Total assets at fair value	$44	$580	$—	$624

	Fair value of plan assets at December 31, 2015
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$10	$—	$—	$10
Fixed income funds	4	484	—	488
Equity mutual funds	115	—	—	115
Total assets at fair value	$129	$484	$—	$613

As of December 31, 2016, the Company’s qualified defined benefit pension plan assets consisted of 5% equity, 94% fixed income and 1% money market securities of which 7% were classified as Level 1 and 93% as Level 2 in the fair value hierarchy. The Company’s qualified defined benefit pension plan assets as of December 31, 2015 consisted of 19% equity, 79% fixed income and 2% money market securities of which 21% were classified as Level 1 and 79% as Level 2 in the fair value hierarchy.

The Company continued to have no investments in Level 3 alternative investments during the years ended December 31, 2016 and 2015.

Cash Flows

The Company contributed $25 million, $22 million and $42 million to the pension plans during 2016, 2015 and 2014, respectively. The Company plans to make approximately $39 million in contributions to the pension plans during 2017. These contributions include contributions made to certain nonqualified benefit plans for which there is no funding requirement. The Company estimates the following future benefit payments which are calculated using the same actuarial assumptions used to measure the benefit obligation as of December 31, 2016:

In millions
2017(1)	$39
2018	52
2019	50
2020	49
2021	61
Thereafter	236
(1) Excludes any payments associated with the ultimate settlement of the terminated plan discussed above.

Multiemployer Pension Plans

The Company also contributes to a number of multiemployer pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer pension plans in the following aspects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (iii) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

None of the multiemployer pension plans in which the Company participates are individually significant to the Company. Total Company contributions to multiemployer pension plans were $15 million in 2016 and $14 million in 2015 and 2014.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. The Company’s funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2016 and 2015, the Company’s other postretirement benefits have an accumulated postretirement benefit obligation of $24 million and $33 million, respectively. Net periodic benefit costs related to these other postretirement benefits were $1 million, $2 million and $1 million in 2016, 2015 and 2014, respectively.

Pursuant to various collective bargaining agreements, the Company also contributes to multiemployer health and welfare plans that cover certain union-represented employees. The plans provide postretirement health care and life insurance benefits to certain employees who meet eligibility requirements. Total Company contributions to multiemployer health and welfare plans were $52 million, $60 million and $58 million in 2016, 2015 and 2014, respectively.